Condensed Interim Unaudited Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium and capital reserve	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 24,362	$ (26,121)	$ (1,759)
Balance (in Shares) at Dec. 31, 2023	15,379,042
Issuance of shares and pre-funded warrants, net		4,209		4,209
Issuance of shares and pre-funded warrants, net (in Shares)	1,732,000
Exercise of pre-funded warrants, options and vested RSUs
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	873,000
Reclassification of warrants into equity (Note 3)		1,695		1,695
Share-based compensation		413		413
Share-based compensation (in Shares)	70,964
Net loss and comprehensive loss			(6,261)	(6,261)
Balance at Jun. 30, 2024		30,679	(32,382)	(1,703)
Balance (in Shares) at Jun. 30, 2024	18,055,006
Balance at Dec. 31, 2024		39,243	(36,660)	$ 2,583
Balance (in Shares) at Dec. 31, 2024	23,228,941			23,228,941
Issuance of shares, net		1,288		$ 1,288
Issuance of shares, net (in Shares)	883,952
Exercise of options and vested RSUs		13		13
Exercise of options and vested RSUs (in Shares)	194,000
Share-based compensation		306		306
Share-based compensation (in Shares)	295,512
Net loss and comprehensive loss			(4,709)	(4,709)
Balance at Jun. 30, 2025		$ 40,850	$ (41,369)	$ (519)
Balance (in Shares) at Jun. 30, 2025	24,602,405			24,602,405